Secured Note Liability (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Borrowings Text Block Abstract
Schedule of inputs and assumptions
Inputs and assumptions	March 24, 2022	December 31, 2022
Weighted Average Life [1]	23.5 years	44.9 years
Forecast silver production in thousands of ounces	105,778	166,144
Future silver price	US$ 28.96 to US$35.42	US$ 29.38 to US$110.51
Risk-free rate	2.5%	3.4%
Credit spread	5.2%	5.3%
Volatility	60%	60%
Silver royalty discount factor	7.1%	8.6%

1)	Weighted average life reflects the revised silver forecast production schedule contained in the recently filed KSM updated Preliminary Feasibility Study (“PFS”) and Preliminary Economic Assessment (“PEA”) for the KSM project filed in the second quarter of 2022

Schedule of carrying amount for the secured note
($000s)	Secured Note
Fair value at inception	282,263
Add (deduct):
Unrealized change in fair value	(39,879)
Foreign currency translation loss	21,157
Carrying value and fair value on December 31, 2022	263,541

Schedule of fair value of the secured note
Key Inputs	Inter-relationship between significant inputs and fair value measurement	Increase (decrease) (millions)
Key observable inputs	The estimated fair value would increase (decrease) if:
● Silver price forward curve	● Future silver prices were 10% higher	$9.7
	● Future silver prices were 10% lower	$(9.8)
● Discount rates (7.6% - 9.6%)	● Discount rates were 1% higher	$(16.1)
	● Discount rates were 1% lower	$18.7
Key unobservable inputs
● Forecasted silver production	● Silver production indicated silver ounces were 10% higher	$9.7
	● Silver production indicated silver ounces were 10% lower	$(9.8)